Tax expense (Details) - GBP (£) £ in Millions	6 Months Ended					12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022		Dec. 31, 2022
Income taxes paid (refund) [abstract]
Profit before tax	£ 3,870	£ 1,633	[1]	£ 3,149	[1]
UK corporation tax thereon at 23.5 per cent (2022: 19.0 per cent)	(909)	(311)		(598)
Impact of surcharge on banking profits	(141)	(215)		(124)
Non-deductible costs: conduct charges	(2)	(1)		(4)
Non-deductible costs: bank levy	0	(28)		0
Other non-deductible costs	(80)	(31)		(39)
Non-taxable income	27	74		64
Tax relief on coupons on other equity instruments	60	38		45
Tax-exempt gains on disposals	27	29		38
Tax losses where no deferred tax recognised	0	14		(3)
Remeasurement of deferred tax due to rate changes	(8)	48		12
Differences in overseas tax rates	5	14		(77)
Policyholder tax	(37)	(25)		(40)
Deferred tax asset in respect of life assurance expenses	64	1		20
Adjustments in respect of prior years	(11)	240		3
Tax effect of share of results of joint ventures	(1)	(4)		1
Tax expense	£ (1,006)	£ (157)	[2]	£ (702)	[2]
UK corporation tax rate	23.50%					19.00%

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.
[2]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.